Consolidated Statements of Income (Unaudited) (Parenthetical) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Consolidated Statements of Income [Abstract]
Total other-than-temporary impairment losses	$ (27)	$ (94)
Losses recorded in/(reclassified from) other comprehensive income	(3)	(6)
Total credit losses recognized in income	$ (30)	$ (100)